Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Core Plus Bond Fund
Entity Central Index Key	0002064871
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
American Funds® Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class A
Trading Symbol	AFCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67*	0.72%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 67	[1]
Expense Ratio, Percent	0.72%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 0.62% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class A (with sales charge) 3	(3.15) %
American Funds Core Plus Bond Fund — Class A (without sales charge) 3	0.62%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class A shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class C
Trading Symbol	AFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126*	1.35%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 126	[1]
Expense Ratio, Percent	1.35%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 0.08% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class C (with sales charge) 3	(0.89) %
American Funds Core Plus Bond Fund — Class C (without sales charge) 3	0.08%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class C shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-1
Trading Symbol	AFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$71*	0.76%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 71	[1]
Expense Ratio, Percent	0.76%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.60% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class F-1 3	0.60%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class F-1 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-2
Trading Symbol	AFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$39*	0.42%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.42%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.90% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class F-2 3	0.90%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class F-2 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-3
Trading Symbol	CPAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$32*	0.34%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.34%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.97% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class F-3 3	0.97%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class F-3 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-A
Trading Symbol	AFPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$64*	0.68%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.68%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 0.65% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class 529-A (with sales charge) 3	(2.87) %
American Funds Core Plus Bond Fund — Class 529-A (without sales charge) 3	0.65%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class 529-A shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-C
Trading Symbol	AFPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$122*	1.31%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 122	[1]
Expense Ratio, Percent	1.31%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.24% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class 529-C (with sales charge) 3	(0.72) %
American Funds Core Plus Bond Fund — Class 529-C (without sales charge) 3	0.24%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class 529-C shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-E
Trading Symbol	AFPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$83*	0.89%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.89%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.50% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class 529-E 3	0.50%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class 529-E shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-F-2
Trading Symbol	AFPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$43*	0.46%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.46%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.83% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class 529-F-2 3	0.83%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class 529-F-2 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-F-3
Trading Symbol	AFPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$36*	0.38%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.38%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.92% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class 529-F-3 3	0.92%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class 529-F-3 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-1
Trading Symbol	AFPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$36*	0.39%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.92% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-1 3	0.92%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-1 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-2
Trading Symbol	AFPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$51*	0.55%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.82% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-2 3	0.82%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-2 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities *	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-2E
Trading Symbol	AFPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$44*	0.47%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.85% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-2E 3	0.85%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-2E shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-3
Trading Symbol	AFPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$120*	1.29%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 120	[1]
Expense Ratio, Percent	1.29%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.23% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-3 3	0.23%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-3 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-4
Trading Symbol	AFPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$60*	0.64%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 60	[1]
Expense Ratio, Percent	0.64%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 0.83% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-4 3	0.83%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-4 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-5E
Trading Symbol	AFPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$54*	0.58%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.77% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-5E 3	0.77%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-5E shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-5
Trading Symbol	AFPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$33*	0.35%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.35%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.95% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-5 3	0.95%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-5 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	AFPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the period? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$32*	0.34%†
*
Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.34%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.97% for the period from September 25, 2025 to August 31, 2026. That result compares with a 0.99% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year ended August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve (Fed) to implement three 25-basis-point rate cuts in 2025. The Fed then held policy rates steady for the remainder of the fiscal year. Short-term Treasury yields were mixed, while intermediate- and long-term yields moved higher. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing.
Within the fund, sector allocation decisions contributed positively to relative results, including an overweight position in investment-grade (BBB/Baa and above) corporate bonds and lower-than-benchmark exposure to U.S. Treasuries. Also, exposure to high-yield corporate bonds meaningfully supported relative returns. Security selection also contributed, particularly within asset-backed securities, investment-grade corporate bonds and emerging markets debt.
Conversely, duration and curve positioning detracted from relative results as interest rates rose and the yield curve flattened, though these exposures also served a broader portfolio risk-management objective. Although positioning within the broader securitized sector largely supported relative returns, an overweight to mortgage-backed securities weighed on results, primarily through agency fixed-rate securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns[1]
Since inception 2
American Funds Core Plus Bond Fund — Class R-6 3	0.97%
Bloomberg U.S. Aggregate Index 4	0.99%
1
When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
2
Class R-6 shares were first offered on September 25, 2025.
3
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
4
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 25, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,627,000
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 65,627
Total number of portfolio holdings	745
Total advisory fees paid (in thousands)	$ 151
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]
Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	37.54%
Mortgage-backed obligations	21.62%
U.S. Treasury bonds & notes	15.32%
Asset-backed obligations	13.45%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.62%
Convertible securities:
Convertible stocks	0.09%
Convertible bonds & notes	0.03%
Equities:
Common stocks	0.07%
TBA sale commitments:
Mortgage-backed obligations	(0.17)%
Short term securities & other assets less liabilities*	8.78%
Total	100.00%
*Includes derivatives.

[1]	Based on operations for the period from September 25, 2025 to August 31, 2026. Expenses for the full year would be higher.
[2]	Annualized.